As filed with the Securities and Exchange Commission on December 6, 2024

Securities Act File No. 333-275923

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 1	☒

Sanford C. Bernstein Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas

New York, New York 10105

(Address of Principal Executive Offices)

(212) 756-4097

(Registrant’s Telephone Number)

Nancy E. Hay, Esq.

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Copy to:

Margery K. Neale, Esq.

P. Jay Spinola, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

Title of the securities being registered: Class 1 and Class 2 shares of common stock, par value $0.001 per share, of Tax-Aware Overlay B Portfolio, a series of the Registrant.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

Part A – Proxy Statement/Prospectus and Part B – Statement of Additional Information, each in the form filed on January 25, 2024 pursuant to Rule 497 under the Securities Act of 1933, as amended (File No. 333-275923), are incorporated herein by reference.

This Amendment is being filed in order to file, as Exhibit 12(a) to this Registration Statement, the Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus.

Sanford C. Bernstein Fund, Inc.

PART C

OTHER INFORMATION

Item 15. Indemnification.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”) and pursuant to Article XI of the Fund’s Bylaws (Exhibit (b)(1) to this Registration Statement), directors, officers and employees of the Fund will be indemnified to the maximum extent permitted by Maryland General Corporation Law. Article XI provides that the Fund will indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, will pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director or officer of the Fund and who is made or threatened to be made a party to, or witness in, the proceeding by reason of his or her service in that capacity or (b) any individual who, while a director or officer of the Fund and at the request of the Fund, serves or has served as a director, officer, partner, trustee, member or manager of another corporation, real estate investment trust, limited liability company, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to, or witness in, the proceeding by reason of his or her service in that capacity. The rights to indemnification and advance of expenses provided by the Fund’s charter and Bylaws will vest immediately upon election of a director or officer. The Fund may, with the approval of its Board of Directors, provide such indemnification and advance for expenses to an individual who served a predecessor of the Fund in any of the capacities described in (a) or (b) above and to any employee or agent of the Fund or a predecessor of the Fund. Any indemnification or advance of expenses made pursuant to Article XI is subject to applicable requirements of the 1940 Act, including any written interpretation thereof by the Securities and Exchange Commission or its staff. The indemnification and payment or reimbursement of expenses provided in the Fund’s Bylaws will not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment or reimbursement of expenses may be or may become entitled under any bylaw, resolution, insurance, agreement or otherwise.

As permitted by Section 17(i) of the 1940 Act, pursuant to Section 3 of the respective Investment Management Agreement, Section 3 of the respective Amended and Restated Shareholder Servicing Agreement between the Fund, on behalf of its various Portfolios, and AB, Section 8 of the Distribution Agreement between the Fund, on behalf of its various Portfolios, and Bernstein LLC, and Section 10 of the Distribution Services Agreement between the Fund, on behalf of Class A and C shares of the New York Municipal Portfolio, California Municipal Portfolio, Diversified Municipal Portfolio, Short Duration Plus Portfolio and Intermediate Duration Portfolio and ABIRM, AB, Bernstein LLC and ABIRM may be indemnified against certain liabilities which it may incur.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended may be permitted to directors, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Fund has purchased an insurance policy insuring its officers and directors against certain liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting conflict of interest, intentional non-compliance with statutes or regulations or dishonest, fraudulent or criminal acts or omissions. The insurance policy also insures the Fund against the cost of indemnification payments to officers and directors under certain circumstances. Insurance will not be purchased that protects, or purports to protect, any officer or director from liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Section 2 of the respective Investment Management Agreement limits the liability of AB to loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for service (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by AB of its obligations and duties under the Management Agreement. Section 2 of the Amended and Restated Shareholder Servicing Agreement limits the liability of AB and Section 9 of the Distribution Agreement limits the liability of Bernstein LLC to loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by Bernstein of its obligations and duties under those Agreements.

The Fund hereby undertakes that it will apply the indemnification provisions of its Bylaws, and the Investment Management Agreement, Amended and Restated Shareholder Servicing Agreement, and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect and is consistently applied.

Item 16. Exhibits.

(1)		Articles of Incorporation

	(a)	Articles of Incorporation of the Fund dated May 3, 1988 (supplied by Pre-Effective Amendment No. 1 and submitted electronically by Post-Effective Amendment No. 15 filed on January 29, 1997).

	(b)	Articles Supplementary of the Fund dated October 14, 1988 (supplied by Pre-Effective Amendment No. 2 and submitted electronically by Post-Effective Amendment No. 15 filed on January 29, 1997).

	(c)	Articles Supplementary of the Fund dated April 25, 1990 (supplied by Post-Effective Amendment No. 4 and submitted electronically by Post-Effective Amendment No. 15 filed on January 29, 1997).

	(d)	Articles Supplementary of the Fund dated March 16, 1992 (supplied by Post-Effective Amendment No. 7 and submitted electronically by Post-Effective Amendment No. 15 filed on January 29, 1997).

	(d)	Articles Supplementary of the Fund undated, filed with State of Maryland May 11, 1994 (supplied by Post-Effective Amendment No. 10 and submitted electronically by Post-Effective Amendment No. 15 filed on January 29, 1997).

	(e)	Articles Supplementary of the Fund dated October 10, 1994 (supplied by Post-Effective Amendment No. 11 and submitted electronically by Post-Effective Amendment No. 15 filed on January 29, 1997).

	(f)	Articles Supplementary of the Fund dated August 29, 1995 (supplied by Post-Effective Amendment No. 12 and submitted electronically by Post-Effective Amendment No. 15 filed on January 29, 1997).

	(g)	Articles Supplementary of the Fund dated February 26, 1996 (submitted electronically by Post-Effective Amendment No. 15 filed on January 29, 1997).

	(h)	Articles Supplementary of the Fund dated March 9, 1998 (submitted electronically by Post-Effective Amendment No. 17 filed on November 18, 1998).

	(i)	Articles Supplementary of the Fund dated November 5, 1998 (submitted electronically by Post-Effective Amendment No. 17 filed on November 18, 1998).

(j)	Articles of Amendment of the Fund dated April 20, 1999 (submitted electronically by Post-Effective Amendment No. 20 filed on November 30, 1999).

(k)	Articles Supplementary of the Fund dated May 24, 1999 (submitted electronically by Post-Effective Amendment No. 20 filed on November 30, 1999).

(l)	Articles Supplementary of the Fund dated February 11, 2000 (submitted electronically by Post-Effective Amendment No. 22 filed on November 29, 2000).

(m)	Articles Supplementary of the Fund dated October 25, 2001 (submitted electronically by Post-Effective Amendment No. 25 filed on January 30, 2002).

(n)	Articles of Amendment of the Fund dated January 24, 2002 (submitted electronically by Post-Effective Amendment No. 25 filed on January 30, 2002).

(o)	Articles of Amendment of the Fund dated January 24, 2002 (submitted electronically by Post-Effective Amendment No. 25 filed on January 30, 2002).

(p)	Articles Supplementary of the Fund dated April 29, 2003 (submitted electronically by Post-Effective Amendment No. 28 filed on May 15, 2003).

(q)	Articles of Amendment of the Fund dated April 29, 2003 (submitted electronically by Post-Effective Amendment No. 28 filed on May 15, 2003).

(r)	Articles Supplementary of the Fund dated August 21, 2003 (submitted electronically by Post-Effective Amendment No. 30 filed on September 2, 2003).

(s)	Articles of Amendment of the Fund dated August 21, 2003 (submitted electronically by Post-Effective Amendment No. 30 filed on September 2, 2003).

(t)	Articles Supplementary of the Fund dated December 1, 2003 (submitted electronically by Post-Effective Amendment No. 35 filed on December 31, 2003).

(u)	Certificate of Correction of the Fund dated December 14, 2001 (submitted electronically by Post-Effective Amendment No. 25 filed on January 30, 2002).

(v)	Articles Supplementary of the Fund dated April 18, 2007 (submitted electronically by Post-Effective Amendment No. 45 filed on January 31, 2008).

(w)	Articles Supplementary of the Fund dated April 24, 2008 (submitted electronically by Post-Effective Amendment No. 47 filed on November 24, 2009).

(x)	Articles Supplementary of the Fund dated November 24, 2009 (submitted electronically by Post-Effective Amendment No. 47 filed on November 24, 2009).

(y)	Articles of Amendment of the Fund dated January 27, 2015 (submitted electronically by Post-Effective Amendment No. 63 filed on January 29, 2015).

(z)	Articles Supplementary of the Fund dated April 15, 2015 (submitted electronically by Post-Effective Amendment No. 65 filed on April 17, 2015).

(aa)	Articles Supplementary of the Fund dated September 22, 2015 (supplied by Post-Effective Amendment No. 69 filed on October 20, 2015).

(ab)	Articles Supplementary of the Fund dated April 21, 2016 (submitted electronically by Post-Effective Amendment No. 73 filed on January 27, 2017).

(ac)	Articles Supplementary of the Fund dated April 19, 2017 (submitted electronically by Post-Effective Amendment No. 75 filed on January 26, 2018).

(ad)	Articles Supplementary of the Fund dated April 26, 2018 (submitted electronically by Post-Effective Amendment No. 78 filed on June 29, 2018).

	(ae)	Articles of Amendment of the Fund dated April 30, 2019 (submitted electronically by Post-Effective Amendment No. 84 filed on July 19, 2019).

	(af)	Articles Supplementary of the Fund dated April 30, 2019 (submitted electronically by Post-Effective Amendment No. 84 filed on July 19, 2019).

(2)		Bylaws

	(a)	Amended and Restated Bylaws of the Fund dated January 26, 2017 (submitted electronically by Post-Effective Amendment No. 78 filed on June 29, 2018).

	(3)	Voting Trust Agreements

	(a)	Not Applicable.

(4)		Plan of Reorganization

	(1)	Form of Agreement and Plan of Reorganization is included in Appendix A to the Prospectus/Information Statement.

(5)		Instruments Defining Rights of Security Holders

	(a)	Instruments Defining Rights of Security Holders—supplied by Exhibit (a)(1) (see Article V—Common Stock; Sections 1(b), 2(c), (2)(d), (2)(e), (2)(g), 4 and 5; Article VII—Miscellaneous; Sections 1(d), 2, 3, 5 and 6; Article VIII -Voting; Article IX—Amendments; and supplied by Exhibit (b)(1) (see Article I—Stockholders and Article IV—Capital Stock).

(6)		Investment Advisory Contracts

	(a)	Investment Management Agreement dated October 2, 2000 between the Fund and AllianceBernstein L.P. (“AB”) (submitted electronically by Post-Effective Amendment No. 22 filed on November 29, 2000).

	(b)	Form of Amendment No. 2 to Investment Management Agreement (submitted electronically by Post-Effective Amendment No. 38 filed on February 1, 2005).

	(c)	Form of Amendment No. 3 to Investment Management Agreement (submitted electronically by Post-Effective Amendment No. 42 filed on January 31, 2006).

	(d)	Form of Amendment No. 4 to Investment Management Agreement (submitted electronically by Post-Effective Amendment No. 43 filed on January 31, 2007).

	(e)	Form of Amendment No. 5 to Investment Management Agreement (submitted electronically by Post-Effective Amendment No. 45 filed on January 31, 2008).

	(f)	Amendment No. 6 to Investment Management Agreement (submitted electronically by Post-Effective Amendment No. 50 filed on February 4, 2010).

	(g)	Form of Amendment No. 7 to Investment Management Agreement (submitted electronically by Post-Effective Amendment No. 51 filed on January 31, 2011).

	(h)	Form of Amendment No. 8 to Investment Management Agreement (submitted electronically by Post-Effective Amendment No. 73 filed on January 27, 2017).

	(i)	Form of Amendment No. 9 to Investment Management Agreement (submitted electronically by Post-Effective Amendment No. 75 filed on January 26, 2018).

	(j)	Investment Management Agreement between the Fund and AB dated November 13, 2019 (submitted electronically by Post-Effective Amendment No. 86 filed on January 28, 2020).

	(k)	Amendment No. 1 to Investment Management Agreement between the Fund and AB dated November 13, 2020 (submitted electronically by Post-Effective Amendment No. 88 filed on January 28, 2021).

	(l)	Shareholder Servicing Agreement between the Fund and AB dated November 13, 2019 (submitted electronically by Post-Effective Amendment No. 88 filed on January 28, 2021).

(7)		Underwriting or Distribution Contracts

	(a)	Distribution Agreement between the Fund and Bernstein LLC dated November 13, 2019 (submitted electronically by Post-Effective Amendment No. 88 filed on January 28, 2021).

	(b)	Distribution Services Agreement between the Fund and ABI dated November 13, 2019 (submitted electronically by Post-Effective Amendment No. 88 filed on January 28, 2021).

	(c)	Form of Selected Dealer Agreement between ABI and selected dealers offering shares of the Fund (incorporated by reference to Exhibit (e)(6) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-6730), filed with the Securities and Exchange Commission on October 14, 2009).

	(d)	Selected Dealer Agreement between ABI and Merrill Lynch, Pierce, Fenner & Smith Inc. making available shares of the Fund effective April 30, 2009 (incorporated by reference to Exhibit (e)(8) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-6730), filed with the Securities and Exchange Commission on October 14, 2009).

	(e)	Load Fund Operating Agreement between ABI and Charles Schwab & Co., Inc. making available shares of the Fund, dated as of June 1, 2007 (incorporated by reference to Exhibit (e)(9) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-6730), filed with the Securities and Exchange Commission on October 14, 2009).

	(f)	Cooperation Agreement between ABI and UBS AG, dated November 1, 2005 (incorporated by reference to Exhibit (e)(10) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-6730), filed with the Securities and Exchange Commission on October 14, 2009).

(8)		Bonus or Profit Sharing Contracts

	(a)	Not Applicable.

(9)		Custodian Agreement

	(a)	Custodian Contract dated October 12, 1988 between the Fund and State Street Bank and Trust Company (supplied by Pre-Effective Amendment No. 2 and submitted electronically by Post-Effective Amendment No. 16 filed on January 29, 1998).

	(b)	Amendment to the Custodian Contract dated May 8, 1989 (supplied by Post-Effective Amendment No. 2 and submitted electronically by Post-Effective Amendment No. 16 filed on January 29, 1998).

	(c)	Second Amendment to the Custodian Contract dated July 24, 1989 (supplied by Post-Effective Amendment No. 3 and submitted electronically by Post-Effective Amendment No. 16 filed on January 29, 1998).

	(d)	Third Amendment to the Custodian Contract dated April 30, 1990 (supplied by Post-Effective Amendment No. 4 and submitted electronically by Post-Effective Amendment No. 16 filed on January 29, 1998).

	(e)	Fourth Amendment to the Custodian Contract dated March 18, 1992 (supplied by Post-Effective Amendment No. 7 and submitted electronically by Post-Effective Amendment No. 16 filed on January 29, 1998).

	(f)	Fifth Amendment to the Custodian Contract dated April 19, 1994 (supplied by Post-Effective Amendment No. 10 and submitted electronically by Post-Effective Amendment No. 16 filed on January 29, 1998).

	(g)	Sixth Amendment to the Custodian Contract dated August 21, 1995 (supplied by Post-Effective Amendment No. 12 and submitted electronically by Post-Effective Amendment No. 16 filed on January 29, 1998).

	(h)	Seventh Amendment to the Custodian Contract dated May 6, 1996 (submitted electronically by Post-Effective Amendment No. 15 filed on January 29, 1997).

	(i)	Eighth Amendment to the Custodian Contract dated September 25, 1996 (submitted electronically by Post-Effective Amendment No. 15 filed on January 29, 1997).

	(j)	Custodian Fee Schedule dated June 12, 1998—Government Short Duration, Short Duration Plus, New York Municipal, Diversified Municipal, Intermediate Duration, California Municipal; Short Duration California Municipal, Short Duration Diversified Municipal, and Short Duration New York Municipal Portfolios (submitted electronically by Post-Effective Amendment No. 17 filed on November 18, 1998).

	(k)	Ninth Amendment to the Custodian Contract dated February 22, 1999 (submitted electronically by Post-Effective Amendment No. 20 filed on November 30, 1999).

	(l)	Tenth Amendment to the Custodian Contract dated May 3, 1999 (submitted electronically by Post-Effective Amendment No. 20 filed on November 30, 1999).

	(m)	Custodian Fee Schedule dated October 27, 1999—Tax-Managed International Value, International Value II and Emerging Markets Value Portfolios (submitted electronically by Post-Effective Amendment No. 20 filed on November 30, 1999).

	(n)	Eleventh Amendment to the Custodian Contract dated December 28, 2006 (submitted electronically by Post-Effective Amendment No. 43 filed on January 31, 2007).

	(o)	Twelfth Amendment to the Custodian Contract (submitted electronically by Post-Effective Amendment No. 50 filed on February 4, 2010).

(10)		Rule 12b-1 and Rule 18f-3 Plans

	(a)	Not Applicable.

(11)		Legal Opinion

	(a)	Opinion of Venable LLP as to the legality of the securities being registered is incorporated herein by reference to Exhibit 11(a) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-275923) filed on January 22, 2024.

(12)		Legal Opinion

	(a)	Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Information Statement is filed herewith.

(13)		Other Material Contracts

	(a)	Transfer Agency Agreement dated October 12, 1988 between the Fund and State Street Bank and Trust Company (“State Street”) (supplied by Pre-Effective Amendment No. 2 and submitted electronically by Post-Effective Amendment No. 16 filed on January 29, 1998).

	(b)	Amendment to the Transfer Agency Agreement dated April 30, 1990 between the Fund and State Street (supplied by Post-Effective Amendment No. 4 and submitted electronically by Post-Effective Amendment No. 16 filed on January 29, 1998).

	(c)	Second Amendment to the Transfer Agency Agreement dated March 18, 1992 between the Fund and State Street (supplied by Post-Effective Amendment No. 7 and submitted electronically by Post-Effective Amendment No. 16 filed on January 29, 1998).

	(d)	Third Amendment to the Transfer Agency Agreement dated April 19, 1994 between the Fund and State Street (supplied by Post-Effective Amendment No. 10 and submitted electronically by Post-Effective Amendment No. 16 filed on filed on January 29, 1998).

	(e)	Fourth Amendment to Transfer Agency Agreement dated August 21, 1995 between the Fund and State Street (supplied by Post-Effective Amendment No. 12 and submitted electronically by Post-Effective Amendment No. 16 filed on January 29, 1998).

	(f)	Fifth Amendment to Transfer Agency Agreement dated July 18, 1996 between the Fund and State Street (submitted electronically by Post-Effective Amendment No. 15 filed on January 29, 1997).

	(g)	Sixth Amendment to Transfer Agency Agreement dated February 22, 1999 between the Fund and State Street (submitted electronically by Post-Effective Amendment No. 20 filed on November 30, 1999).

	(h)	Seventh Amendment to Transfer Agency Agreement dated May 3, 1999 between the Fund and State Street (submitted electronically by Post-Effective Amendment No. 20 filed on November 30, 1999).

	(i)	Eighth Amendment to Transfer Agency Agreement dated February 1, 2002 between the Fund and State Street (submitted electronically by Post-Effective Amendment No. 25 filed on January 30, 2002).

	(j)	Ninth Amendment to Transfer Agency Agreement dated February 26, 2003 between the Fund and State Street (submitted electronically by Post-Effective Amendment No. 28 filed on May 15, 2003).

	(k)	Tenth Amendment to Transfer Agency Agreement dated December 16, 2003 between the Fund and State Street (submitted electronically by Post-Effective Amendment No. 35 filed on December 31, 2003).

	(l)	Transfer Agency Fee Schedule dated July 21, 1999—Government Short Duration, Short Duration Plus, Diversified Municipal, Intermediate Duration, New York Municipal, California Municipal, Tax-Managed International Value, Short Duration California Municipal, Short Duration Diversified Municipal, Short Duration New York Municipal, Emerging Markets Value and International Value II Portfolios (submitted electronically by Post-Effective Amendment No. 20 filed on November 30, 1999).

	(m)	Eleventh Amendment to Transfer Agency Agreement between the Fund and State Street (submitted electronically by Post-Effective Amendment No. 50 filed on February 4, 2010).

	(n)	Form of Amendment to and Assignment of Transfer Agency and Service Agreement between the Fund, State Street and DST Asset Manager Solutions, Inc. (submitted electronically by Post-Effective Amendment No. 75 filed on January 26, 2018).

	(o)	Expense Limitation Agreement by and between the Fund and AB (submitted electronically by Post-Effective Amendment No. 50 filed on February 4, 2010).

	(p)	Expense Limitation Undertaking by AB with respect to the Overlay Portfolios (submitted electronically by Post-Effective Amendment No. 75 filed on January 26, 2018).

	(q)	Expense Limitation Undertaking by AB with respect to the Intermediate Duration Portfolio (submitted electronically by Post-Effective Amendment No. 89 filed on January 28, 2022).

	(r)	Management Fee Waiver Undertaking with respect to the AB Government Money Market Portfolio (submitted electronically by Post-Effective Amendment No. 75 filed on January 26, 2018).

	(s)	Purchase Agreement dated October 12, 1988 (supplied by Pre-Effective Amendment No. 2 and submitted electronically by Post-Effective Amendment No. 16 filed on January 29, 1998).

(14)		Other Opinions

	(a)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm of the Fund, is incorporated herein by reference to Exhibit 14(a) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-275923) filed on January 22, 2024.

(15)		Omitted Financial Statements

	(a)	Not Applicable.

(16)		Power of Attorney

	(a)	Powers of Attorney (incorporated herein by reference to Exhibit (16)(a) to Registrant’s Form N-14 registration statement (File No. 333-275923), filed with the Securities and Exchange Commission on December 6, 2023.

(17)		Additional Exhibits

	(a)	Code of Ethics for the Fund, Bernstein Fund, Inc. and AB Multi-Manager Alternative Fund (incorporated by reference to Exhibit (r)(i) to Amendment No. 23 of the Registration Statement on Form N-2 of AB Multi-Manager Alternative Fund (File No. 811-22671), filed with the Securities and Exchange Commission on July 28, 2023).

(18)		Calculation of Filing Fee Tables

	(a)	Not Applicable.

Item 17. Undertakings.

(1)  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (as amended, the “Securities Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on December 4, 2024.

SANFORD C. BERNSTEIN FUND, INC.

By:	/s/ Alexander Chaloff
Alexander Chaloff President

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Alexander Chaloff Alexander Chaloff	President

* R. Jay Gerken	Director

* Jeffrey R. Holland	Director

* William Kristol	Director

* Debra Perry	Director

* Donald K. Peterson	Director

/s/ Stephen M. Woetzel Stephen M. Woetzel	Treasurer and Chief Financial Officer	December 5, 2024

*	This Registration Statement has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

By:	/s/ Richard Leahy	December 4, 2024
Richard Leahy, Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description

(12)(a)	Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Information Statement